INTEREST IN MASTER TRUST (Tables)	12 Months Ended
Dec. 31, 2025
EBP 610255
EBP, Master Trust [Line Items]
Schedule of Master Trust's Net Assets
The following presents the Master Trust’s net assets at December 31, 2025 and 2024:

	2025	2024
Assets:
Investments, at fair value:
Common stocks	$177,004,219	$627,105,706
Preferred stocks	911,625	701,559
Fixed income securities
Government bonds	25,137	18,117
Exchange traded funds	—	1,592,379
Common collective trusts	2,593,515,672	2,073,503,654
Total investments at fair value	2,771,456,653	2,702,921,415

Investments, at contract value:
Synthetic GICs	515,500,367	550,884,787
Total investments at contract value	515,500,367	550,884,787

Cash	278,665	92,207
Receivables for securities sold	1,821,449	6,266,317
Accrued income	2,032,240	2,189,110
Total assets	3,291,089,374	3,262,353,836

Liabilities:
Payables for securities purchased	—	1,838,367
Accrued expenses	2,577,458	3,351,103
Other liabilities	—	1,670
Total liabilities	2,577,458	5,191,140

Master Trust net assets	$3,288,511,916	$3,257,162,696
The following presents the net investment gain for the Master Trust for the year ended December 31, 2025:

2025
Net appreciation in fair value of investments	$420,756,981

Investment income (loss):
Interest income	18,036,765
Dividend income	6,480,440
Investment management expenses	(4,059,046)
Net investment gain	$441,215,140